John Hancock U.S. Global Leaders Growth Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JOHN HANCOCK CAPITAL SERIES
Entity Central Index Key	0000045291
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 01, 2026